Segment Information - Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments (Details) - Previously Reported [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total segment assets	$ 19,584,537	$ 12,691,527	$ 10,633,513	$ 9,079,231
Total property and equipment, net	50,594	85,807	158,642	1,753,012
Right-of-use assets, net	516,167	653,730	624,945
EXTEND [Member]
Segment Reporting Information [Line Items]
Total segment assets	893,397	1,381,124	3,638,188	3,886,339
Total property and equipment, net		577	11,708	1,549,102
Right-of-use assets, net	57,315	91,458	116,015
Other subsidiaries [Member]
Segment Reporting Information [Line Items]
Total segment assets	18,691,140	11,310,403	6,995,325	5,192,892
Total property and equipment, net	50,594	85,230	146,934	203,910
Right-of-use assets, net	$ 458,852	$ 562,272	$ 508,930